Trade and Other Receivables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables [Abstract]
Risk percentage	86.00%	100.00%	74.00%
Percentage of value-added tax and other taxes recoverable	97.00%	96.00%
Derecognized accounts receivable		$ 78,737	$ 158,812